INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

The income tax recovery balance from continuing operations consists of:

(in thousands)	2022	2021

Deferred income tax:
Origination of temporary differences	$149	$1,795
Tax benefit-previously unrecognized tax assets	2,128	247
Prior year under provision	(8)	(47)
	2,269	1,995
Income tax recovery	$2,269	$1,995

The Company operates in multiple industries and jurisdictions, and the related income is subject to varying rates of taxation. The combined Canadian tax rate reflects the federal and provincial tax rates in effect in Ontario, Canada for each applicable year. A reconciliation of the combined Canadian tax rate to the Company’s effective rate of income tax is as follows:

(in thousands)	2022	2021

Income before taxes	$12,085	$16,982
Combined Canadian tax rate	26.50%	26.50%
Income tax expense at combined rate	(3,202)	(4,500)

Difference in tax rates	(3,394)	(1,704)
Non-deductible amounts	(3,018)	(4,637)
Non-taxable amounts	17,334	13,518
Change in deferred tax assets not recognized (1)	(5,257)	(409)
Change in tax rates, legislation	(151)	(29)
Prior year under provision	(8)	(47)
Other	(35)	(197)
Income tax recovery	$2,269	$1,995
(1)	The Company has recognized certain previously unrecognized Canadian tax assets in 2022 and 2021 as a result of the renunciation of certain tax benefits to subscribers pursuant to its December 2021 $8,000,000 and December 2020 $930,000 flow-through share offerings.

The deferred income tax assets (liabilities) balance reported on the balance sheet is comprised of the temporary differences as presented below:

	At December 31	At December 31
(in thousands)	2022	2021

Deferred income tax assets:
Property, plant and equipment, net	$387	$387
Post-employment benefits	314	331
Reclamation obligations	8,990	11,420
Non-capital tax loss carry forwards	20,070	16,910
Capital loss carry forward	9,483	6,862
Other	8,077	7,942
Deferred income tax assets-gross	47,321	43,852
Set-off against deferred income tax liabilities	(47,321)	(43,852)
Deferred income tax assets-per balance sheet	$—	$—

Deferred income tax liabilities:
Inventory	$(759)	$(755)
Property, plant and equipment, net	(40,757)	(42,322)
Investments-equity instruments and uranium	(9,483)	(6,862)
Other	(1,272)	(1,132)
Deferred income tax liabilities-gross	(52,271)	(51,071)
Set-off of deferred income tax assets	47,321	43,852
Deferred income tax liabilities-per balance sheet	$(4,950)	$(7,219)

The deferred income tax liability continuity summary is as follows:

(in thousands)	2022	2021

Balance-January 1	$(7,219)	$(9,192)
Recognized in income	2,269	1,995
Recognized in other liabilities (flow-through shares)	—	(22)
Recognized in other comprehensive income	—	—
Balance-December 31	$(4,950)	$(7,219)

Management believes that it is not probable that sufficient taxable profit will be available in future years to allow the benefit of the following deferred tax assets to be utilized:

	At December 31	At December 31
(in thousands)	2022	2021

Deferred income tax assets not recognized
Property, plant and equipment	$5,372	$4,022
Tax losses-capital	55,704	58,312
Tax losses-operating	57,580	51,353
Tax credits	1,126	1,126
Other deductible temporary differences	2,653	5,023
Deferred income tax assets not recognized	$122,435	$119,836

The expiry dates of the Company’s Canadian operating tax losses and tax credits are as follows:

	Expiry	At December 31	At December 31
(in thousands)	Date	2022	2021

Tax losses-gross	2025-2042	$287,754	$251,967

Tax benefit at tax rate of 26% - 27%		77,650	68,263
Set-off against deferred tax liabilities		(20,070)	(16,910)
Total tax loss assets not recognized		$57,580	$51,353

Tax credits	2025-2035	1,126	1,126
Total tax credit assets not recognized		$1,126	$1,126